Provisions - Summary of Provisions (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about provisions [line items]
Beginning Balance		$ 2,824	$ 2,907
Acquisitions through business combination		4,804
Change in provision		(559)	(112)
Unwinding of present value discount		110	29
Ending Balance		7,179	2,824
Current		1,219	605
Non-current		5,960	2,219
Net carrying amount		7,179	2,824
Restoration [member]
Disclosure of detailed information about provisions [line items]
Beginning Balance	[1]	2,218	2,134
Acquisitions through business combination	[1]	4,310
Change in provision	[1]	(382)	60
Unwinding of present value discount	[1]	107	24
Ending Balance	[1]	6,253	2,218
Current	[1]	575	235
Non-current	[1]	5,678	1,983
Net carrying amount	[1]	6,253	2,218
Employee benefits [member]
Disclosure of detailed information about provisions [line items]
Beginning Balance		286	295
Acquisitions through business combination		329
Change in provision		(98)	(9)
Unwinding of present value discount		0
Ending Balance		517	286
Current		331	269
Non-current		186	17
Net carrying amount		517	286
Onerous contracts [member]
Disclosure of detailed information about provisions [line items]
Beginning Balance	[2]	214	349
Acquisitions through business combination	[2]	0
Change in provision	[2]	(216)	(140)
Unwinding of present value discount	[2]	2	5
Ending Balance	[2]	0	214
Current	[2]	0
Non-current	[2]	0	214
Net carrying amount	[2]	0	214
Other [member]
Disclosure of detailed information about provisions [line items]
Beginning Balance		106	129
Acquisitions through business combination		165
Change in provision		137	(23)
Unwinding of present value discount		1
Ending Balance		409	106
Current		313	101
Non-current		96	5
Net carrying amount		$ 409	$ 106

[1]	2022 change in provision is due to a revision of discount rates of $978 million (primarily due to an increase in risk free rates) and provisions used of $262 million, offset by changes in estimates of $858 million. Changes in estimates are due to new activities, increase in scope of removal and cost and rate escalations supported by the most recent estimates and benchmarks.
[2]	2022 change in provision is due to changes in estimates of $245 million offset by provisions used of $29 million.